INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Private companies [Member] USD ($)	Dec. 31, 2014 Private companies [Member] CNY	Dec. 31, 2013 Private companies [Member] CNY	Dec. 31, 2014 Limited partnerships [Member] USD ($)	Dec. 31, 2014 Limited partnerships [Member] CNY	Dec. 31, 2013 Limited partnerships [Member] CNY
Cost Method Investments
Long-term Investments	$ 1,072	6,652		$ 824	5,114		$ 248	1,538